UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08426

ALLIANCEBERNSTEIN INTERNATIONAL GROWTH

FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: June 30, 2009

Date of reporting period: March 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein International Growth Fund

Portfolio of Investments

March 31, 2009 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.3%
Financials - 19.0%
Capital Markets - 7.1%
Credit Suisse Group AG	1,051,240	$32,008,102
ICAP PLC	2,530,676	11,020,511
Julius Baer Holding AG	662,657	16,282,047
Macquarie Group Ltd.	639,128	12,034,830
Man Group PLC	6,008,182	18,827,914
Partners Group Holding AG	257,505	15,462,470

		105,635,874

Commercial Banks - 9.5%
Commercial International Bank	616,775	3,516,997
ICICI Bank Ltd.	1,885,217	12,389,423
Industrial & Commercial Bank of China Ltd.-Class H Series H	77,138,000	40,090,740
Investimentos Itau SA	8,034,622	27,604,672
Siam Commercial Bank PCL	12,305,100	18,909,571
Standard Chartered PLC	2,511,680	31,188,373
United Overseas Bank Ltd.	1,205,000	7,729,208

		141,428,984

Diversified Financial Services - 1.0%
Deutsche Boerse AG	127,271	7,635,741
IG Group Holdings PLC	2,667,461	6,694,899

		14,330,640

Insurance - 1.4%
Hannover Rueckversicherung AG	238,888	7,609,280
Prudential PLC	2,662,322	12,906,745

		20,516,025

		281,911,523

Energy - 12.3%
Energy Equipment & Services - 1.0%
Schlumberger Ltd.	192,800	7,831,536
Transocean Ltd. (a)	123,100	7,243,204

		15,074,740

Oil, Gas & Consumable Fuels - 11.3%
BG Group PLC	2,289,727	34,539,237
BP PLC	3,569,690	23,935,989
China Petroleum & Chemical Corp.-Class H	17,020,000	10,906,450
Oil Search Ltd.	6,566,921	24,127,461
Santos Ltd.	658,593	7,751,581
Sasol Ltd.	512,965	14,869,725
StatoilHydro ASA	1,331,074	23,294,726
Total SA	562,339	27,807,343

		167,232,512

		182,307,252

Consumer Staples - 10.3%
Beverages - 1.4%
Anheuser-Busch InBev NV	435,485	11,991,182
Pernod-Ricard SA	147,877	8,241,124

		20,232,306

Food & Staples Retailing - 2.7%
Tesco PLC	8,486,923	40,548,511

Food Products - 1.9%
Nestle SA	556,039	18,785,404
Unilever NV	493,929	9,730,967

		28,516,371

Household Products - 1.8%
Reckitt Benckiser Group PLC	714,803	26,819,229

Tobacco - 2.5%
British American Tobacco PLC	1,300,372	30,039,817
Japan Tobacco, Inc.	2,282	6,100,208

		36,140,025

		152,256,442

Health Care - 9.7%
Biotechnology - 0.7%
CSL Ltd./Australia	443,755	10,027,314

Health Care Providers & Services - 0.9%
Fresenius Medical Care AG & Co. KGaA	356,866	13,848,004

Pharmaceuticals - 8.1%
AstraZeneca PLC	180,283	6,384,717
Bayer AG	239,773	11,455,516
GlaxoSmithKline PLC	583,912	9,094,268
Novartis AG	316,048	11,957,209
Novo Nordisk A/S-Class B	149,266	7,156,690
Roche Holding AG	227,406	31,211,498
Sanofi-Aventis	340,718	19,121,478
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	523,695	23,592,460

		119,973,836

		143,849,154

Consumer Discretionary - 9.6%
Auto Components - 0.8%
Denso Corp.	558,100	11,282,181

Automobiles - 3.3%
Bayerische Motoren Werke AG	475,006	13,645,050
Fiat SpA	1,632,205	11,429,330
Honda Motor Co. Ltd.	845,800	20,134,921
Volkswagen AG	14,423	4,404,213

		49,613,514

Hotels, Restaurants & Leisure - 2.1%
Carnival PLC	791,198	17,969,085
OPAP, SA	472,759	12,497,080

		30,466,165

Media - 2.5%
Eutelsat Communications	1,055,300	22,426,275
SES SA(FDR)	770,774	14,712,429

		37,138,704

Multiline Retail - 0.2%
Next PLC	129,635	2,459,995

Specialty Retail - 0.6%
Hennes & Mauritz AB-Class B	145,977	5,472,697
Nitori Co. Ltd.	58,550	3,276,995

		8,749,692

Textiles, Apparel & Luxury Goods - 0.1%
Compagnie Financiere Richemont SA	131,582	2,054,462

		141,764,713

Industrials - 9.0%
Aerospace & Defense - 1.0%
BAE Systems PLC	3,160,088	15,156,192

Commercial Services & Supplies - 0.9%
Capita Group PLC	1,392,113	13,539,473

Construction & Engineering - 0.5%
Orascom Construction Industries (GDR)	168,595	7,923,965

Electrical Equipment - 1.0%
Schneider Electric SA	214,170	14,243,703

Industrial Conglomerates - 2.3%
Siemens AG	374,435	21,376,342
Smiths Group PLC	1,257,588	12,059,682

		33,436,024

Machinery - 1.6%
Atlas Copco AB-Class A	1,623,018	12,186,892
Komatsu Ltd.	1,010,200	11,179,641

		23,366,533

Trading Companies & Distributors - 1.1%
Mitsui & Co. Ltd.	1,646,000	16,768,281

Transportation Infrastructure - 0.6%
China Merchants Holdings International Co. Ltd.	3,636,000	8,369,424

		132,803,595

Information Technology - 8.5%
Electronic Equipment, Instruments & Components - 2.5%
AU Optronics Corp. (Sponsored) (ADR)	1,149,900	9,647,661
Hoya Corp.	288,400	5,739,610
Keyence Corp.	86,900	16,440,324
Murata Manufacturing Co. Ltd.	138,500	5,373,435

		37,201,030

Internet Software & Services - 0.5%
Yahoo! Japan Corp.	30,180	7,947,530

IT Services - 1.1%
Cap Gemini SA	397,155	12,764,204
Obic Co. Ltd.	24,820	3,127,530

		15,891,734

Office Electronics - 0.8%
Ricoh Co. Ltd.	992,000	11,995,179

Semiconductors & Semiconductor Equipment - 1.8%
Advanced Semiconductor Engineering, Inc.	16,193,960	7,901,814
Taiwan Semiconductor Manufacturing Co. Ltd. (Sponsored) (ADR)	1,479,300	13,239,735
Tokyo Electron Ltd.	156,800	5,872,742

		27,014,291

Software - 1.8%
Nintendo Co. Ltd.	12,700	3,715,154
SAP AG	233,620	8,169,024
Shanda Interactive Entertainment Ltd. (Sponsored) (ADR) (a)	361,600	14,294,048

		26,178,226

		126,227,990

Telecommunication Services - 8.1%
Diversified Telecommunication Services - 4.4%
China Unicom Hong Kong Ltd.	4,496,000	4,691,721
Deutsche Telekom AG	828,023	10,277,790
Global Village Telecom Holding SA (a)	541,000	6,173,196
Iliad SA	173,016	16,128,946
Telefonica SA	1,158,341	23,098,890
Vimpel-Communications (Sponsored) (ADR)	725,200	4,742,808

		65,113,351

Wireless Telecommunication Services - 3.7%
America Movil SAB de CV Series L (ADR)	407,307	11,029,873
MTN Group Ltd.	775,674	8,606,489
NTT DoCoMo, Inc.	7,224	9,842,233
Vodafone Group PLC	14,110,335	24,601,175

		54,079,770

		119,193,121

Materials - 7.0%
Chemicals - 2.0%
Syngenta AG	142,222	28,588,421

Metals & Mining - 5.0%
ArcelorMittal (Euronext Amsterdam)	586,092	11,958,451
Cia Vale do Rio Doce (Sponsored)-Class B (ADR)	1,342,540	15,143,851
Equinox Minerals Ltd. (a)	7,507,629	11,016,112
Rio Tinto PLC	318,022	10,678,566
Steel Authority of India Ltd.	4,013,253	7,648,563
Usinas Siderurgicas de Minas Gerais SA (preference shares)-Class A	1,401,400	17,821,446

		74,266,989

		102,855,410

Utilities - 3.8%
Electric Utilities - 1.2%
E.ON AG	205,690	5,704,626
The Kansai Electric Power Co., Inc.	564,500	12,268,002

		17,972,628

Independent Power Producers & Energy Traders - 0.6%
China Resources Power Holdings Co.	4,604,000	9,668,364

Multi-Utilities - 2.0%
GDF Suez	469,624	16,105,577

National Grid PLC	1,684,578	12,938,342

		29,043,919

		56,684,911

Total Common Stocks (cost $1,903,662,970)		1,439,854,111

	Principal Amount (000)
SHORT-TERM INVESTMENTS - 1.5%
Time Deposit - 1.5%
HSBC BANK USA GRAND CAYMAN TIME DEPOSIT Zero Coupon, 4/01/09 (cost $23,100,000)	$23,100	23,100,000

Total Investments - 98.8% (cost $1,926,762,970)		1,462,954,111
Other assets less liabilities - 1.2%		17,289,339

Net Assets - 100.0%		$1,480,243,450

FORWARD CURRENCY EXCHANGE CONTRACTS

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts:
Australian Dollar settling 6/15/09	54,778	$35,590,910	$37,903,144	$2,312,234
Euro Dollar settling 6/15/09	24,844	33,607,472	33,010,678	(596,794)
Japanese Yen settling 6/15/09	2,560,111	27,977,826	25,894,211	(2,083,615)

	Contract Amount (000)	U.S. $ Value on Origination Date	U.S. $ Value at March 31, 2009	Unrealized Appreciation/ (Depreciation)
Buy Contracts: (continued)
Japanese Yen settling 6/15/09	18,246,592	$185,855,932	$184,554,934	$(1,300,998)
New Zealand Dollar settling 6/15/09	142,653	72,546,183	80,983,775	8,437,592
Norwegian Kroner settling 6/15/09	394,784	56,889,401	58,593,317	1,703,916

Sale Contracts:
British Pound settling 6/15/09	164,966	236,775,700	236,761,018	14,682
British Pound settling 6/15/09	7,411	10,739,354	10,636,349	103,005
Canadian Dollar settling 6/15/09	10,134	8,296,357	8,044,485	251,872
Euro Dollar settling 6/15/09	8,705	11,116,024	11,566,493	(450,469)
Euro Dollar settling 6/15/09	34,768	44,179,002	46,196,879	(2,017,877)
Swedish Krona settling 6/15/09	95,368	10,690,281	11,607,792	(917,511)
Swiss Franc settling 6/15/09	91,486	78,629,996	80,504,065	(1,874,069)

(a)	Non-income producing security.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

As of March 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $59,545,248 and gross unrealized depreciation of investments was $(523,354,107), resulting in net unrealized depreciation of $(463,808,859).

Glossary:

ADR	- American Depositary Receipt
BAN	- Bond Anticipation Note
FDR	- Fiduciary Depositary Receipt
GDR	- Global Depositary Receipt

Country Breakdown*

AllianceBernstein International Growth Fund

March 31, 2009 (unaudited)

Summary

24.7%	United Kingdom
11.2%	Switzerland
10.4%	France
10.3%	Japan
7.1%	Germany
5.4%	China
4.6%	Brazil
3.7%	Australia
2.1%	Taiwan
1.6%	Israel
1.6%	South Africa
1.6%	Norway
1.6%	Spain
12.5%	Other
1.6%	Short-Term Investments

100.0%	Total Investments

*	All data are as of March 31, 2009. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 1.6% or less in the following countries: Belgium, Canada, Denmark, Egypt, Greece, Hong Kong, India, Italy, Mexico, Netherlands, Russia, Singapore, Sweden, Thailand and United States.

FINANCIAL ACCOUNTING STANDARDS NO. 157

2. Fair Value Measurements

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
Level 1	$267,339,898	$	– 0	–
Level 2	1,180,458,021		3,581,968
Level 3	15,156,192		– 0	–

Total	$1,462,954,111		$3,581,968

*	Other financial instruments are derivative instruments, such as futures and forwards contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 6/30/2008		$63,106,913		$	– 0	–
Accrued discounts /premiums		– 0	–		– 0	–
Realized loss		(41,821,126)			– 0	–
Change in unrealized appreciation/depreciation		15,014,325			– 0	–
Net purchases (sales)		(5,508,957)			– 0	–
Net transfers in and/or out of Level 3		(15,634,963)			– 0	–

Balance as of 3/31/2009		$15,156,192		$	– 0	–

Net change in unrealized appreciation/depreciation from Investments held as of 3/31/2009	$	– 0	–	$	– 0	–

The unrealized appreciation/depreciation is included in net change in unrealized appreciation/depreciation of investments in the accompanying statement of operations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3(a)(1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3(a)(2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	May 22, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	May 22, 2009